Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2018
Certain risks and concentration [Abstract]
Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries
The following consolidated financial information of the Group’s VIE and its subsidiaries from continuing operations was included in the accompanying consolidated financial statements, before elimination of balances with the Company and its subsidiaries, as of and for the years ended:

	As of December 31,
(In thousands)	2017	2018
Current assets:
Cash and cash equivalents	48,044	47,695
Short-term investments	7,853	10,272
Accounts receivable, net	40,938	20,168
Due from related parties	6,970	1,123
Inventories	3,880	12,332
Prepayments and other current assets	10,963	14,518
Held-for-sale assets	26	—
Total current assets	118,674	106,108
Non-current assets:
Equity method investments	27,428	18,325
Deferred tax assets	4,555	5,033
Property and equipment, net	19,491	14,604
Construction in progress	4,517	6,775
Intangible assets, net	5,511	9,991
Goodwill	21,760	20,717
Other long-term prepayments	1,885	593
Total non-current assets	85,147	76,038
Total assets	203,821	182,146
Current liabilities:
Accounts payable (note a)	68,469	48,276
Due to a related party	10	298
Contract liabilities and deferred income, current portion	27,738	29,794
Income tax payable	3,128	2,437
Accrued liabilities and other payables (note b)	132,322	158,288
Held-for-sale liabilities	822	3,309
Total current liabilities	232,489	242,402
Non-current liabilities:
Contract liabilities and deferred income, non-current portion	2,934	1,850
Deferred tax liabilities	—	1,366
Total non-current liabilities	2,934	3,216
Total liabilities	235,423	245,618

Note a:	The balance included inter-companies balances with the Company and its subsidiaries of USD 18,704,000 and USD 25,703,000 as of December 31, 2017 and 2018, respectively.

Note b:	The balance included inter-companies balances with the Company and its subsidiaries of USD 74,394,000 and USD 118,259,000 as of December 31, 2017 and 2018, respectively.

	Years ended December 31,
(In thousands)	2016	2017	2018
Net revenue from continuing operations	140,236	200,591	231,616
Net loss attributable to Xunlei Limited	(31,196)	(49,339)	(40,728)

	Years ended December 31,
(In thousands)	2016	2017	2018
Net cash provided by/ (used in) operating activities	3,565	(6,992)	7,548
Net cash provided by/(used in) investing activities	1,859	13,463	(7,925)
Net cash provided by financing activities	2,508	1,180	2,096
	7,932	7,651	1,719